SCHEDULE OF FAIR VALUE ASSUMPTIONS (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Expected volatility		75.89%
Expected term (in years)		2 years 1 month 2 days
Risk-free interest rate per annum		2.35%